CONSOLIDATED STATEMENTS OF INCOME	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
NET REVENUES:
Product sales revenue	$ 2,171,762,000	¥ 180,582,000,000	¥ 185,514,000,000	¥ 227,821,000,000
Service revenue	930,920,000	77,406,000,000	76,630,000,000	81,950,000,000
Total net revenues	3,102,682,000	257,988,000,000	262,144,000,000	309,771,000,000
COSTS AND EXPENSES:
Costs of products sold	1,367,396,000	113,699,000,000	109,910,000,000	133,670,000,000
Costs of services rendered	905,989,000	75,333,000,000	75,824,000,000	78,966,000,000
Selling, general and administrative	556,260,000	46,253,000,000	55,407,000,000	58,653,000,000
Restructuring and impairment charges			2,339,000,000	11,121,000,000
Earthquake and related impairment charges	53,578,000	4,455,000,000
Gain on bargain purchase	(30,583,000)	(2,543,000,000)
Total costs and expenses	2,852,640,000	237,197,000,000	243,480,000,000	282,410,000,000
Operating income	250,042,000	20,791,000,000	18,664,000,000	27,361,000,000
OTHER INCOME (EXPENSES):
Interest income	3,223,000	268,000,000	165,000,000	459,000,000
Interest expense	(18,533,000)	(1,541,000,000)	(1,574,000,000)	(1,468,000,000)
Foreign currency exchange gain (loss), net	(4,113,000)	(342,000,000)	67,000,000	(1,641,000,000)
Other, net	(1,130,000)	(94,000,000)	(200,000,000)	8,000,000
Other expenses, net	(20,553,000)	(1,709,000,000)	(1,542,000,000)	(2,642,000,000)
INCOME BEFORE INCOME TAXES AND EQUITY IN NET INCOME (LOSS) OF AFFILIATED COMPANY	229,489,000	19,082,000,000	17,122,000,000	24,719,000,000
INCOME TAXES:
Current	88,021,000	7,319,000,000	7,177,000,000	15,526,000,000
Deferred	(11,040,000)	(918,000,000)	(3,577,000,000)	(4,811,000,000)
Total	76,981,000	6,401,000,000	3,600,000,000	10,715,000,000
EQUITY IN NET INCOME (LOSS) OF AFFILIATED COMPANY	493,000	41,000,000	56,000,000	(2,490,000,000)
NET INCOME	153,001,000	12,722,000,000	13,578,000,000	11,514,000,000
NET INCOME (LOSS) ATTRIBUTABLE TO THE NONCONTROLLING INTEREST	(2,549,000)	(212,000,000)	264,000,000	640,000,000
NET INCOME ATTRIBUTABLE TO KONAMI CORPORATION	$ 155,550,000	¥ 12,934,000,000	¥ 13,314,000,000	¥ 10,874,000,000
PER SHARE DATA:
Basic net income attributable to KONAMI CORPORATION stockholders per share	$ 1.16	¥ 96.48	¥ 99.76	¥ 79.30
Diluted net income attributable to KONAMI CORPORATION stockholders per share	$ 1.16	¥ 96.48	¥ 99.76	¥ 79.30